Fair Value Measurements (Details)	9 Months Ended
Dec. 31, 2020 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value assets level 1 to level 2 transfers	$ 0
Fair value assets level 2 to level 1 transfers	0
Fair value assets transferred into (out of) level 3	0
Measured on a recurring basis
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	135,706,395
Measured on a recurring basis | Marketable securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	135,706,395
Measured on a recurring basis | Quoted Prices in Active Markets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	135,706,395
Measured on a recurring basis | Quoted Prices in Active Markets (Level 1) | Marketable securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	$ 135,706,395